Long-term Debt (Schedule of Maturities of Long-term Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Maturities of Long-term Debt [Abstract]
Year 1	$ 47,150
Year 2	47,149
Year 3	47,149
Year 4	47,149
Year 5	214,457
Year 6 and thereafter	95,961
Total	$ 499,015	$ 522,590